Warrant liability	12 Months Ended
Dec. 31, 2021
Warrant Liability
Warrant liability

9.	Warrant liability

In connection with the registered direct offering private placement completed during the year ended December 31, 2021, the Company issued a total of 7,923,077 warrants exercisable at US$0.80 per share. The fair value of these warrants was $2,371,174, valued using the Black-Scholes Pricing model with the following assumptions:

Risk-free interest rate	0.53%
Expected life of warrants (in years)	3.00
Expected annualized volatility	72.42%
Dividend	Nil
Forfeiture rate	0%

The fair value is recorded as a derivative financial liability as these warrants are exercisable in US dollars, differing from the Company’s functional currency. The change in fair value resulted in a gain of $1,747,884 and is recognized in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021. The fair value warrants were re-valued at period end using the Black-Scholes Pricing Model with the following assumptions:

Risk-free interest rate	0.95%
Expected life of warrants (in years)	2.21
Expected annualized volatility	78.39%
Dividend	Nil
Forfeiture rate	0%